united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 09/30

Date of reporting period: 6/30/17

Item 1. Schedule of Investments.

Crow Point Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares		Value

	COMMON STOCK - 0.4%
	PHARMACEUTICALS - 0.4%
12,500	Sorrento Therapeutics, Inc. *	$ 25,000
	TOTAL COMMON STOCK (Cost - $25,000)

	EXCHANGE TRADED FUNDS - 76.4%
	DEBT FUNDS - 76.4%
11,612	First Trust Senior Loan ETF	561,789
10,148	iShares iBoxx $ High Yield Corporate Bond ETF	896,982
237	iShares iBoxx $ Investment Grade Corporate Bond ETF	28,561
2,893	iShares JP Morgan USD Emerging Markets Bond ETF	330,843
13,315	iShares US Preferred Stock ETF	521,549
1,200	ProShares UltraShort 20+ Year Treasury *	43,044
21,198	SPDR Blackstone / GSO Senior Loan ETF	1,005,421
11,607	SPDR Bloomberg Barclays High Yield Bond ETF	431,780
21,577	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	603,509
4,745	SPDR Nuveen S&P High Yield Municipal Bond ETF	269,753
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $4,681,831)	4,693,231

	PREFERRED STOCK - 1.0%
	BANKS - 0.8%
1,900	Bank of America Corp., 6.20%	50,939

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
400	Legg Mason, Inc., 6.375%	10,881

	TOTAL PREFERRED STOCK - (Cost - $60,843)	61,820

Principal
	BONDS & NOTES - 20.1%
	ASSET BACKED - 13.2%
$ 4,806	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Certificates Series 2003-11, 5.089%, 12/25/33 ^	4,857
51,317	Countrywide Asset-Backed Certificates, 5.216%, 10/25/17 ^	51,792
21,415	Equity One Mortgage Pass-Through Trust 2003-4, 5.869%, 10/25/34 ^	21,130
90,955	Fremont Home Loan Trust 2005-B, 1.921%, 4/25/35 ^	90,782
2,430	GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, 4/25/29	2,440
28,862	GSAMP Trust 2005-SEA2, 1.566%, 1/25/45 ^ +	28,833
16,545	Option One Mortgage Loan Trust 2005-1, 2.016%, 2/25/35 ^	16,550
8,555	RAMP Series 2005-RS1 Trust, 4.713%, 1/25/35	8,655
15,474	RASC Series 2003-KS4 Trust, 3.87%, 5/25/33 ^	15,641
4,626	RASC Series 2004-KS2 Trust, 4.30%, 3/25/34 ^	4,680
171,698	Structured Asset Securities Corp. Mortgage Loan Trust 2006-AM1, 1.376%, 4/25/36 ^	170,462
400,000	Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF1, 1.556%, 2/25/36 ^	397,418
		813,240

Crow Point Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Principal			Value

	COMMERCIAL MORTGAGE BACKED - 6.9%
$ 76,746	Adjustable Rate Mortgage Trust 2005-5, 1.496%, 9/25/35 ^		$ 75,943
12,156	Banc of America Funding 2006-2 Trust, 5.75%, 3/25/36		11,597
307,217	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, 3.139%, 6/15/45		310,916
3,399	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR2, 3.599%, 5/25/35 ^		3,411
3,692	WaMu Mortgage Pass-Through Certificates Series 2003-S12 Trust, 4.75%, 11/25/18		3,734
27,815	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.365%, 9/25/36 ^		14,996
			420,597

	TOTAL BONDS & NOTES (Cost - $1,167,570)		1,233,837

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
148,504	Huntington Conservative Deposit Account		148,504
	TOTAL SHORT-TERM INVESTMENT (Cost - $148,504)

	TOTAL INVESTMENTS (Cost - $6,083,748) (a) - 100.3%		$ 6,162,392
	OTHER ASSETS LESS LIABILITIES - NET - (0.3) %		(20,725)
	NET ASSETS - 100.0%		$ 6,141,667

* Non-Income producing security.
^ Variable or step coupon security - Interest rate shown reflects the rate currently in effect.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2017, these securities amounted to $28,833 or 0.5% of net assets.

ETF - Exchange-Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $6,093,505 and differs from value by unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 89,292
		Unrealized Depreciation:	(20,405)
		Net Unrealized Appreciation:	$ 68,887

Crow Point Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees ("the Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund's investments measured at fair value:

Crow Point Alternative Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 25,000	$ -	$ -	$ 25,000
Exchange Traded Funds	4,693,231	-	-	4,693,231
Preferred Stock	61,820	-	-	61,820
Bonds & Notes	-	1,233,837	-	1,233,837
Short-Term Investment	148,504	-	-	148,504
Total	$ 4,928,555	$ 1,233,837	$ -	$ 6,162,392

The Fund did not hold any Level 3 securities during the period presented.
There were no transfers between any Level during the period ended June 30, 2017.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/23/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/23/17

By (Signature and Title)

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 8/23/17